Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
15.	Commitments and contingencies:

(a)	Commitments:

(i)
On November 2, 2017, Neptune entered into an exclusive commercial agreement for a specialty ingredient in combination with cannabinoids coming from cannabis or hemp for a period of 11 years with minimum annual volumes of sales starting in 2019. On January 31, 2020, Neptune entered into other commercial agreements for the same specialty ingredient in combination with fish oil products for a period of 8 years in replacement of a previous terminated agreement. According to these agreements signed with the same third-party’s beneficial owner, Neptune will pay royalties on sales. To maintain the exclusivity, Neptune must reach minimum annual volumes of sales for the duration of the agreements for which minimum volumes are being reached. The corresponding total remaining amount of minimum royalties is $3,767,576.

(ii)
On March 21, 2019, the Corporation received a judgment from the Court regarding certain previously disclosed claims made by a corporation controlled by the former CEO against the Corporation in respect to certain royalty payments alleged to be owed and owing to the former CEO pursuant to the terms of an agreement entered into on February 23, 2001 between Neptune and the former CEO (the “Agreement”). The Court declared that under the terms of the agreement, the Corporation is required to pay royalties of 1% of its revenues in semi-annual instalments, for an unlimited period. Based on currently available information, a provision of $477,982 for royalty payments has been recognized as of June 30, 2022 ($362,809 as at March 31, 2022). Refer to note 7.

(iii)
On May 28, 2021, Sprout entered into a license agreement with Moonbug Entertainment Limited (“Moonbug”), pursuant to which it would license certain intellectual property, relating to characters from the children’s entertainment property CoComelon, for use on certain Sprout products through December 31, 2023 in exchange for a royalty on net sales. Sprout is required to make minimum guaranteed annual payments to Moonbug of $200,000 over the term of the agreement. The agreement may be extended for an additional three years in exchange for an additional minimum guaranteed annual payment to Moonbug of $200,000 over the extended term of the agreement. Royalties payable under the agreement are set off against minimum guaranteed payments made.

(b)	Contingencies:
In the normal course of business, the Corporation is involved in various claims and legal proceedings, for which the outcomes, inflow or outflow of economic benefits, are uncertain. The most significant of which are ongoing are as follows:

(i)	In September 2020, Neptune submitted a claim and demand for arbitration against Peter M. Galloway and PMGSL Holdings, LLC (collectively “PMGSL”) in accordance with the SugarLeaf

Asset Purchase Agreement (“APA”) dated May 9, 2019 between Neptune, PMGSL, Peter M. Galloway and Neptune Holding USA, Inc. Separately, PMGSL submitted a claim and demand for arbitration against Neptune. The Neptune claims and PMGSL claims have been consolidated into a single arbitration and each are related to the purchase by Neptune of substantially all of the assets of the predecessor entities of PMGSL Holdings, LLC. Neptune is claiming, among other things, breach of contract and negligent misrepresentation by PMGSL in connection with the APA and is seeking, among other things, equitable restitution and any and all damages recoverable under law. PMGSL is claiming, among other things, breach of contract by Neptune and is seeking, among other things, payment of certain compensation contemplated by the APA. A merit hearing in the arbitration started in April 2022 with a further week of testimony from August
1-5,
2022. On June 15, 2022, a
one-day
hearing took place on Neptune’s motion to enforce a settlement agreement reached on April 2021 (which was repudiated by PMGSL in June 2021). Following oral argument on July 7, 2022, that motion was denied. While Neptune believes there is no merit to the claims brought by PMGSL, a judgment in favor of PMGSL may have a material adverse effect on our business and Neptune intends to continue vigorously defending itself. Based on currently available information, a provision of $600,000 has been recognized for this case as at June 30, 2022 ($600,000 as at March 31, 2022).

(ii)
On February 4, 2021, the United States House of Representatives Subcommittee on Economic and Consumer Policy, Committee on Oversight and Reform (the “Subcommittee”), published a report, “Baby Foods Are Tainted with Dangerous Levels of Arsenic, Lead, Cadmium, and Mercury” (the “Report”), which stated that, with respect to Sprout, “independent testing of Sprout Organic Foods” has confirmed that their baby foods contain concerning levels of toxic heavy metals.” The Report further stated that after receiving reports alleging high levels of toxic metals in baby foods, the Subcommittee requested information from Sprout but did not receive a response.

On February 11, 2021, following the acquisition of a 50.1% stake in Sprout by Neptune, the Subcommittee contacted Sprout, reiterating its requests for documents and information about toxic heavy metals in Sprout’s baby foods. Sprout provided an initial response to the Subcommittee on February 25, 2021 and is cooperating with the Subcommittee requests.
Further, on February 24, 2021, the Office of the Attorney General of the State of New Mexico (“NMAG”) delivered to Sprout a civil investigative demand requesting similar documents and information with regards to the Report and the NMAG’s investigation into possible violations of the False Advertising Act of New Mexico. Sprout is responding to the requests of the NMAG.
Since February 2021, several putative consumer class action lawsuits have been brought against Sprout alleging that its products (the “Products”) contain unsafe and undisclosed levels of various naturally occurring heavy metals, namely lead, arsenic, cadmium and mercury. There are currently two active putative class action lawsuits, which allege that Sprout violated various state consumer protection laws and make other state and common law warranty and for unjust enrichment claims related to the alleged failure to disclose the presence of these metals, whereas consumers would have allegedly either not purchased the Products or would have paid less had Sprout made adequate disclosures. These putative class actions seek to certify a nationwide class of consumers as well as various state subclasses. These kinds of class actions have also been separately filed against all of the major baby food manufacturers in federal courts across the country. The U.S. Judicial Panel on Multidistrict Litigation (“JPML”) declined a request to centralize all of the consumer class action lawsuits against all of the baby food manufacturers into a single multidistrict proceeding. One of the class actions is currently pending in New Jersey Superior Court. The other class action is currently pending in the U.S. District Court for the Central District of California, but has been ordered to be transferred to the U.S. District for the District of New Jersey. Sprout denies the allegations in these lawsuits and contends that its baby foods are safe and properly labeled. No provision has been recorded in the financial statements for these cases.
In addition to the consumer class actions discussed above, Sprout is currently named in a lawsuit filed on June 16, 2021 in the state court of California alleging some form of personal injury from the ingestion of Sprout’s Products, purportedly due to unsafe and undisclosed levels of various naturally occurring heavy metals. This lawsuit alleges injuries related to neurological development disorders, such as autism spectrum disorder and attention deficit hyperactivity disorder. Sprout denies that its Products contributed to any of these injuries and will defend the case vigorously. No provision has been recorded in the financial statements for this matter.

Furthermore, the Office of the Attorney General for the District of Columbia (“OAG”) in October 2021 sent a letter to Sprout, similar to letters sent to other baby food manufacturers, alleging potential labeling and marketing misrepresentations and omissions regarding the health and safety of its baby food products, constituting an unlawful trade practice. Sprout has agreed to meet with the OAG and will vigorously defend against the allegations. No provision has been recorded in the financial statements for this matter.
These matters may have a material adverse effect on Sprout’s, financial condition, or results of operations.

(iii)
On March 16, 2021, a purported shareholder class action was filed in United States District Court for the Eastern District of New York against the Corporation and certain of its current and former officers alleging violations of Section 10(b) and 20(a) of the Securities Exchange Act of 1934 with respect to the Corporation’s acquisition of SugarLeaf Labs, Inc. The Corporation believes these claims are without merit and intends to vigorously defend itself. No provision has been recorded in the financial statements for this matter.

The outcome of these claims and legal proceedings against the Corporation cannot be determined with certainty and is subject to future resolution, including the uncertainties of litigation.

22.	Commitments and contingencies:

(a)	Commitments:

(i)	On November 2, 2017, Neptune entered into an exclusive commercial agreement for a specialty ingredient in combination with cannabinoids coming from cannabis or hemp for a period of 11 years with minimum annual volumes of sales starting in 2019. On January 31, 2020, Neptune entered into other commercial agreements for the same specialty ingredient in combination with fish oil products for a period of 8 years in replacement of a previous terminated agreement. According to these agreements signed with the same third-party’s beneficial owner, Neptune will pay royalties on sales. To maintain the exclusivity, Neptune must reach minimum annual volumes of sales for the duration of the agreements for which minimum volumes are being reached. The corresponding total remaining amount of minimum royalties is $3,878,449.

(ii)
On April 14, 2020, the Corporation signed a
two-year
agreement with the Jane Goodall Institute (“JGI”) in which Neptune agreed to donate 5% of the net sales of products branded as Forest Remedies with the JGI identification to support continued research, conservation and education efforts. For the year ended March 31, 2022 and 2021, the donations on sales were negligeable.

(iii)
On March 21, 2019, the Corporation received a judgment from the Court regarding certain previously disclosed claims made by a corporation controlled by the former CEO against the Corporation in respect to certain royalty payments alleged to be owed and owing to the former CEO pursuant to the terms of an agreement entered into on February 23, 2001 between Neptune and the former CEO (the “Agreement”). The Court declared that under the terms of the agreement, the Corporation is required to pay royalties of 1% of its revenues in semi-annual instalments, for an unlimited period. Based on currently available information, a provision of $362,809 for royalty payments has been recognized as of March 31, 2022 ($1,489,854 as at March 31, 2021). Refer to note 11.

(iv)
On May 28, 2021, Sprout entered into a license agreement with Moonbug Entertainment Limited (“Moonbug”), pursuant to which it would license certain intellectual property, relating to characters from the children’s entertainment property CoComelon, for use on certain Sprout products through December 31, 2023 in exchange for a royalty on net sales. Sprout is required to make minimum guaranteed annual payments to Moonbug of $200,000 over the term of the agreement. The agreement may be extended for an additional three years in exchange for an additional minimum guaranteed annual payment to Moonbug of $200,000 over the extended term of the agreement. Royalties payable under the agreement are set off against minimum guaranteed payments made.

(b)	Contingencies:
In the normal course of business, the Corporation is involved in various claims and legal proceedings, for which the outcomes, inflow or outflow of economic benefits, are uncertain. The most significant of which are ongoing are as follows:

(i)
In September 2020, Neptune submitted a claim and demand for arbitration against Peter M. Galloway and PMGSL Holdings, LLC (collectively “PMGSL”) in accordance with the SugarLeaf Asset Purchase Agreement (“APA”) dated May 9, 2019 between Neptune, PMGSL, Peter M. Galloway and Neptune Holding USA, Inc. Separately, PMGSL submitted a claim and demand for arbitration against Neptune. The Neptune claims and PMGSL claims have been consolidated into a single arbitration and each are related to the purchase by Neptune of substantially all of the assets of the predecessor entities of PMGSL Holdings, LLC. Neptune is claiming, among other things, breach of contract and negligent misrepresentation by PMGSL in connection with the APA and is seeking, among other things, equitable restitution and any and all damages recoverable under law. PMGSL is claiming, among other things, breach of contract by Neptune and is seeking, among other things, payment of certain compensation contemplated by the APA. A merit hearing in the arbitration started in April 2022 with a further week of testimony starting August 1, 2022. On June 15, 2022, a one-day hearing took place on Neptune’s motion to enforce a settlement agreement reached on April 2021 (which was repudiated by PMGSL in June 2021). Final oral argument is scheduled for July 7, 2022, after which the arbitrator will issue a decision on whether the settlement is enforceable. While Neptune believes there is no merit to the claims brought by PMGSL, a judgment in favor of PMGSL may have a material adverse effect on our business and Neptune intends to continue vigorously defending itself. Based on currently available information, a provision of
$600,000 has been recognized for this case as at March 31, 2022 ($600,000 as at March 31, 2021).

(ii)
On February 4, 2021, the United States House of Representatives Subcommittee on Economic and Consumer Policy, Committee on Oversight and Reform (the “Subcommittee”), published a report, “Baby Foods Are Tainted with Dangerous Levels of Arsenic, Lead, Cadmium, and Mercury” (the “Report”), which stated that, with respect to Sprout, “independent testing of Sprout Organic Foods” has confirmed that their baby foods contain concerning levels of toxic heavy metals.” The Report further stated that after receiving reports alleging high levels of toxic metals in baby foods, the Subcommittee requested information from Sprout but did not receive a response.

On February 11, 2021, following the acquisition of a 50.1% stake in Sprout by Neptune, the Subcommittee contacted Sprout, reiterating its requests for documents and information about toxic heavy metals in Sprout’s baby foods. Sprout provided an initial response to the Subcommittee on February 25, 2021 and is cooperating with the Subcommittee requests.
Further, on February 24, 2021, the Office of the Attorney General of the State of New Mexico (“NMAG”) delivered to Sprout a civil investigative demand requesting similar documents and information with regards to the Report and the NMAG’s investigation into possible violations of the False Advertising Act of New Mexico. Sprout is responding to the requests of the NMAG.
Since February 2021, several putative consumer class action lawsuits have been brought against Sprout alleging that its products (the “Products”) contain unsafe and undisclosed levels of various naturally occurring heavy metals, namely lead, arsenic, cadmium and mercury. There are currently two active putative class action lawsuits, which allege that Sprout violated various state consumer protection laws and make other state and common law warranty and for unjust enrichment claims related to the alleged failure to disclose the presence of these metals, whereas consumers would have allegedly either not purchased the Products or would have paid less had Sprout made adequate disclosures. These putative class actions seek to certify a nationwide class of consumers as well as various state subclasses. These kinds of class actions have also been separately filed against all of the major baby food manufacturers in federal courts across the country. The U.S. Judicial Panel on Multidistrict Litigation (“JPML”) declined a request to centralize all of the consumer class action lawsuits against all of the baby food manufacturers into a single multidistrict proceeding. One of the class actions is currently pending in New Jersey Superior Court. The other class action is currently pending in the U.S. District Court for the Central District of California, but has been ordered to be transferred to the U.S. District for the District of New Jersey. Sprout denies the allegations in these lawsuits and contends that its baby foods are safe and properly labeled. No provision has been recorded in the financial statements for these cases.
In addition to the consumer class actions discussed above, Sprout is currently named in a lawsuit filed on June 16, 2021 in the state court of California alleging some form of personal injury from the ingestion of Sprout’s Products, purportedly due to unsafe and undisclosed levels of various naturally occurring heavy metals. This lawsuit alleges injuries related to neurological development disorders, such as autism spectrum disorder and attention deficit hyperactivity disorder. Sprout denies that its Products contributed to any of these injuries and will defend the case vigorously. No provision has been recorded in the financial statements for this matter.
In addition, the Office of the Attorney General for the District of Columbia (“OAG”) recently sent a letter to Sprout, similar to letters sent to other baby food manufacturers, alleging potential labeling and marketing misrepresentations and omissions regarding the health and safety of its baby food products, constituting an unlawful trade practice. Sprout has agreed to meet with the OAG and will vigorously defend against the allegations. No provision has been recorded in the financial statements for this matter.
These matters may have a material adverse effect on Sprout’s, financial condition, or results of operations.

(iii)
On March 16, 2021, a purported shareholder class action was filed in United States District Court for the Eastern District of New York against the Corporation and certain of its current and former officers alleging violations of Section 10(b) and 20(a) of the Securities Exchange Act of 1934 with respect to the Corporation’s acquisition of SugarLeaf Labs, Inc. The Corporation believes these claims are without merit and intends to vigorously defend itself. No provision has been recorded in the financial statements for this matter.

(iv)
A supplier of cannabis initiated a lawsuit against 9354-7537 Quebec Inc. (operating as Neptune Wellness Solutions, Inc.) (“Neptune”) for breach of a Wholesale Cannabis Supply Agreement (the “Supply Agreement”) for the purchase of cannabis trim. The purchased trim was rejected by Neptune due to quality concerns. The supplier refused to refund the purchase price and ultimately sued Neptune for breach of the Supply Agreement. The matter proceeded to trial in November 2021, and on March 23, 2022, an arbitrator entered an arbitration award against Neptune for the full purchase price of the trim. With fees and costs, the final arbitrator’s award entered against Neptune is of $1,127,024, plus applicable interest. A provision of $1,127,024 has been recognized in trade and other payables.

The outcome of these claims and legal proceedings against the Corporation cannot be determined with certainty and is subject to future resolution, including the uncertainties of litigation.